Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2014
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

Note 17 – Fair Value of Financial Instruments

The Company applies ASC Topic 820 for fair value measurements of financial assets and financial liabilities. ASC Topic 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 valuation based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 valuation based on quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs  for the asset or liability, either directly or indirectly.

Level 3 valuation based on unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement.

In accordance with ASC Topic 820 the Company's available-for-sale and trading securities are classified within Level 1 because their value was determined using quoted market prices in active markets. The Company's currency conversion derivatives are classified as Level 2 as they represent foreign currency forward and option contracts valued primarily based on observable inputs including forward rates and yield curves. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during fiscal 2014.

As of December 31, 2014, the Company held approximately $915 of U.S government or government agency marketable securities all classified as available for sale, and approximately $8,055 of marketable corporate debt securities ($7,442 are classified as available for sale, and $613 as trading).

Assets and liabilities measured at fair value at December 31, 2014 and 2013 are summarized below:

	Fair value measurements at reporting date using
		Quoted prices in	Significant
		Active markets	Other	Significant
		For identical	Observable	Unobservable
	December 31	Assets	Inputs	Inputs
	2014	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities	$613	$613	-	-
Available-for-sale securities:
Corporate debentures	7,442	7,442	-	-
US government or government	915	915	-	-
Fair value of derivatives	1,182	-	1,182	-

Total	10,152	8,970	1,182	-

Liabilities
Fair value of derivatives	2,391	-	2,391	-
Contingent consideration in respect of acquisition	3,550	-	-	3,550
	$5,941	-	$2,391	$3,550

The fair value calculation of the significant other observable inputs (level 2) based on the common methodology of Garman-Kohlhagen model (a theoretical model for options valuation that is an expansion of Black–Scholes model for foreign exchange options) in which the fair value of each option is equal to the premium that will be received or paid for the option, based on observable market data, such as spot rate, yield curves, exchange rate volatility and quoted prices for similar options, as of the fair value calculation date (level 2 fair value hierarchy).

The fair value and forward rates calculated by using Bloomberg or any other reputed bank pricing system. The USDILS spot rate based on the representative rates which are published by Bank of Israel and the EURUSD based on the representative rates of USDILS and EURILS .

The fair value calculation of the significant unobservable inputs (level 3) based on five possible scenarios according to the management assumption; each scenario was comprised of a performance indicator and a probability.

The change in balance of $270 was recorded in the statement of income in 2014.

	Fair value measurements at reporting date using
		Quoted prices in	Significant
		Active markets	Other	Significant
		For identical	Observable	Unobservable
	December 31	Assets	Inputs	Inputs
	2013	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities	$622	$622	-	-
Available-for-sale securities:
Corporate debentures	8,953	8,953	-	-
US government or government	423	423	-	-
Fair value of derivatives	1,369	-	1,369	-

Total	11,367	9,998	1,369	-

Liabilities
Fair value of derivatives	713	-	713	-
Contingent consideration in respect of acquisition	3,820	-	-	3,820
	$4,533	-	$713	$3,820

In addition, the Company's financial assets and liabilities consist of cash and cash equivalents, trade and other receivables and trade and other payables. The carrying amount of these financial instruments approximate fair value because of the short maturity of these investments. Assets held for severance benefits are recorded at their current cash redemption value.

The unrealized losses on investments in U.S government or government agencies and corporate debt securities were caused mainly by current market conditions. Since the Company does not plan to sell and is not likely to be required to sell the investments before the expected recovery of the amortization cost basis, these investments are not considered other than temporarily impaired.